Intangible Assets and Goodwill	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Intangible Assets and Goodwill
NOTE 7. INTANGIBLE ASSETS AND GOODWILL

As of December 31, 2021 and 2020, Intangible assets and Goodwill consisted of the following:

($ in thousands)	Customer Relation- ships	Trade Names	Permit Application Costs	Licenses	Other Intangibles (a)	Goodwill	Total
Cost
Balance at January 1, 2020	$6,929	$—	$6,842	$83,447	$2,133	$134,735	$234,086

Additions	—	—	1,910	—	2,720	—	4,630
Additions from acquisitions	52,200	41,800	—	5,900	2,865	321,928	424,693
Foreign exchange	—	—	—	—	—	5	5
Impairment	—	—	—	—	(1,217)	—	(1,217)
Measurement period adjustments	11,400	(2,100)	—	—	(111)	(6,099)	3,090

Balance at December 31, 2020	$70,529	$39,700	$8,752	$89,347	$6,390	$450,569	$665,287
Additions	—	—	3,169		3,002	—	6,171
Additions from acquisitions	24,250	1,400	—	317,200	1,151	212,140	556,141
Foreign exchange	—	—	—	—	—	—	—
Impairment	(62,900)	(39,000)	—	—	(3,783)	(215,551)	(321,234)
Measurement period adjustments	—	—	—	(2,240)	—	(391)	(2,631)
Disposals	—	—	—	—	(476)	—	(476)

Balance at December 31, 2021	$31,879	$2,100	$11,921	$404,307	$6,284	$446,767	$903,258

Accumulated amortization
Balance at January 1, 2020	$(858)	$—	$(3,265)	$—	$(1,022)	$—	$(5,145)

Amortization	(4,271)	(3,970)	(3,853)	—	(1,938)	—	(14,032)

Balance at December 31, 2020	(5,129)	(3,970)	(7,118)	—	(2,960)	—	$(19,177)
Amortization	932	3,275	(3,330)	—	(642)	—	235
Disposal s	—	—	—	—	95	—	95

Balance at December 31, 2021	$(4,197)	$(695)	$(10,448)	$—	$(3,507)	$—	$(18,847)

Net book value
December 31, 2020	$65,401	$35,730	$1,632	$89,347	$3,431	$450,569	$646,110

December 31, 2021	$27,682	$1,405	$1,473	$404,307	$2,777	$446,767	$884,411

(a) Other Intangibles includes
non-compete
agreements,
non-solicitation
agreements, and related amortization.
Amortization
of

$
15.3
 million and $
14.0
 million was recorded for the years ended December
31
,
2021
and
2020
, respectively, of which $
12.8
 million and $
11.4
 million, respectively
, of amortization expense,
 is included in Selling, general and administrative expenses, with the remainder in Cost of goods sold and ending inventory. During the year ended December
31
,
2021
, the Company recorded an adjustment to accumulated amortization of $
15.7
 million as part of the impairment write-down of the trade names and customer relationship intangibles.
During 2021, the Company mutually terminated the agreement for exclusive distribution rights with a third-party vendor which resulted in the impairment of the remaining net book value of the market-related intangible of
$0.8
million. Management determined that the Company’s shift in strategy to reduce third-party distribution in California was an indicator of impairment for associated assets. Certain trade names and customer relationship intangibles with remaining net book values of $
32.2
 million and $
57.1

million, respectively, were determined to be fully impaired due to updated cash flow projections associated with these assets. Additionally,
$
215.6

million in goodwill impairment was recorded to the California reporting unit during the twelve months ended December 31, 2021.

The
following table outlines the estimated annual amortization expense related to intangible assets as of December 31, 2021:

($ in thousands)	Estimated Amortization
2022	$8,672
2023	4,786
2024	4,276
2025	4,349
2026	4,200
Thereafter	7,054

Total estimated amortization	$33,337

As of December 31, 2021 and 2020, ending inventory includes $1.1 million and $1.0 million of capitalized amortization, respectively. For the years ended December 31, 2021 and 2020, $2.4 million and $2.6 million, respectively, of amortization expense was recorded to Cost of goods sold, which includes $1.0 million and $0.7 million, respectively, related to amortization capitalized to inventory in prior years.
License intangible assets
o
f $317.2
million and $5.9 million were acquired from business combinations during the years ended December 31, 2021 and 2020, respectively, and are classified as indefinite-lived intangible assets as the Company cannot continue as a going concern without such licenses. See Note 10 for additional details.
The Company recognized as part of the net assets acquired from the Origin House acquisition $2.4 million of market-related intangible assets for an exclusive distribution agreement with King’s Garden, Inc. (“King’s Garden”), in California, amortized over the life of the agreement. During the year ended December 31, 2020, the Company recorded an impairment charge of $1.2 million on the market-related intangible due to changing market conditions.
On September 29, 2021, the Company entered into a Mutual Termination Agreement with King’s Garden. This agreement ended the exclusive distribution agreement between the two parties. The Company wrote off the remaining $0.8 million of the King’s Garden market-related intangible asset, as a result of this termination agreement.
Annual impairment testing involves determining the recoverable amount of the reporting units to which goodwill is allocated and comparing this to the carrying value of the reporting units. The measurement of the recoverable amount of each reporting unit was calculated based on the higher of the reporting unit’s fair value less costs to sell or value in use, which are Level 3 measurements within the fair value hierarchy.
The calculation of each of the recoverable amounts based on discounting the future cash flows (value in use) was based on the following key assumptions:

•	Cash flows were projected based on the Company’s long-term business plan for each reporting unit for the periods 2022 through 2026.

•	Cash flows beyond 2026 were projected to grow at a perpetual growth rate, which was estimated to be 3%.

•
The business plan contains forecasts based on past experience of actual operating results in conjunction with anticipated future growth opportunities. While the forecast does assume some organic growth, largely related to synergies gained through further incorporation of recent acquisitions into the Company’s infrastructure, the primary engine of growth is strategic in nature
.

•
Discount rates applied in determining the recoverable amount of the reporting units range between 11.0% and 13.0% based on the pre-tax
weighted average cost of capital of each reporting unit and other peers
in the industry. The values assigned to the key assumptions represent Management’s assessment of future trends in the industries in which the reporting units operate and are based on both external and internal sources and historical trend data.

The Company believes a reasonable increase or decrease in the discount rates or perpetual growth rates used in the analysis would not cause the recoverable amount to decrease below the carrying value.